SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
We identify reportable segments based on the criteria set forth by the FASB regarding disclosures about segments of an enterprise, including the regulatory environment of our subsidiaries and the business activities performed to earn revenues and incur expenses. The following tables show our financial information by reportable segment:

	Three months ended
OPERATING REVENUES:	March 31,
(in millions)	2018	2017
Regulated Operating Subsidiaries	$287	$305
Intercompany eliminations	(8)	(7)
Total Operating Revenues	$279	$298

	Three months ended
INCOME (LOSS) BEFORE INCOME TAXES:	March 31,
(in millions)	2018	2017
Regulated Operating Subsidiaries	$143	$162
ITC Holdings and other	(35)	(35)
Total Income Before Income Taxes	$108	$127

	Three months ended
NET INCOME:	March 31,
(in millions)	2018	2017
Regulated Operating Subsidiaries	$106	$99
ITC Holdings and other	82	80
Intercompany eliminations	(106)	(99)
Total Net Income	$82	$80

TOTAL ASSETS:	March 31,	December 31,
(in millions)	2018	2017
Regulated Operating Subsidiaries	$8,836	$8,688
ITC Holdings and other	4,815	4,799
Reconciliations / Intercompany eliminations (a)	(4,656)	(4,664)
Total Assets	$8,995	$8,823
____________________________

(a)
Reconciliation of total assets results primarily from differences in the netting of deferred tax assets and liabilities in our segments as compared to the classification in our condensed consolidated statements of financial position.

SEGMENT INFORMATION
We identify reportable segments based on the criteria set forth by the FASB regarding disclosures about segments of an enterprise, including the regulatory environment of our subsidiaries and the business activities performed to earn revenues and incur expenses. During the second quarter of 2016, ITC Interconnection became a transmission owner in the FERC-approved RTO, PJM Interconnection. As a result, the newly regulated transmission business at ITC Interconnection is included in the Regulated Operating Subsidiaries segment as of June 1, 2016.
Regulated Operating Subsidiaries
We aggregate ITCTransmission, METC, ITC Midwest, ITC Great Plains and ITC Interconnection into one reportable operating segment based on their similar regulatory environment and economic characteristics, among other factors. They are engaged in the transmission of electricity within the United States, earn revenues from the same types of customers and are regulated by the FERC.
ITC Holdings and Other
Information below for ITC Holdings and Other consists of a holding company whose activities include debt financings and general corporate activities and all of ITC Holdings’ other subsidiaries, excluding the Regulated Operating Subsidiaries, which are focused primarily on business development activities.

	Regulated
	Operating	ITC Holdings	Reconciliations/
2017	Subsidiaries	and Other	Eliminations	Total
(In millions)
Operating revenues	$1,241	$—	$(30)	$1,211
Depreciation and amortization	168	1	—	169
Interest expense — net	104	120	—	224
Income (loss) before income taxes	664	(149)	—	515
Income tax provision (benefit)	207	(11)	—	196
Net income	457	319	(457)	319
Property, plant and equipment — net	7,299	10	—	7,309
Goodwill	950	—	—	950
Total assets (a)	8,688	4,799	(4,664)	8,823
Capital expenditures	761	—	(6)	755

	Regulated
	Operating	ITC Holdings	Reconciliations/
2016	Subsidiaries (b)	and Other	Eliminations	Total
(In millions)
Operating revenues	$1,140	$1	$(16)	$1,125
Depreciation and amortization	157	1	—	158
Interest expense — net	99	112	—	211
Income (loss) before income taxes	597	(254)	—	343
Income tax provision (benefit)	227	(130)	—	97
Net income	371	246	(371)	246
Property, plant and equipment — net	6,687	11	—	6,698
Goodwill	950	—	—	950
Total assets (a)	8,162	4,503	(4,442)	8,223
Capital expenditures	758	—	(8)	750

	Regulated
	Operating	ITC Holdings	Reconciliations/
2015	Subsidiaries	and Other	Eliminations	Total
(In millions)
Operating revenues	$1,044	$1	$—	$1,045
Depreciation and amortization	144	1	—	145
Interest expense — net	97	107	—	204
Income (loss) before income taxes	530	(146)	—	384
Income tax provision (benefit)	201	(59)	—	142
Net income	329	242	(329)	242
Property, plant and equipment — net	6,094	16	—	6,110
Goodwill	950	—	—	950
Total assets (a) (c)	7,463	4,148	(4,056)	7,555
Capital expenditures	705	3	(7)	701
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(a)
Reconciliation of total assets results primarily from differences in the netting of deferred tax assets and liabilities at our Regulated Operating Subsidiaries as compared to the classification in our consolidated statements of financial position.

(b)	Amounts include the results of operations and capital expenditures from ITC Interconnection for the period June 1, 2016 through December 31, 2016.

(c)	All amounts presented reflect the change in authoritative guidance on the presentation of debt issuance costs on the balance sheet. This change was adopted retrospectively by us in 2016.